Short-Term Debts	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Short-Term Debts
10.	Short-term debts

	As of December 31,
	2019	2020
Short-term bank loans	99,903	34,754

During the years ended December 31, 2019 and 2020, the Group entered into certain short-term loan agreements with various banks with aggregated principal amount of RMB200,000 with interest rates ranging from 4.35% to 4.79% per annum and RMB152,000 with interest rates ranging from 2.70% to 2.85% per annum, respectively. As of December 31, 2019 and 2020, the aggregated outstanding principal amounts under these agreements were RMB100,000 bearing interest rate 4.35% per annum and RMB35,000 bearing interest rate 2.84% per annum, respectively.